Income Taxes - Schedule of Loss Before Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Provision (Benefit) for Income Taxes [Abstract]
United States					$ (3,006,861)	$ (5,807,367)
Foreign					(806,689)	(369,917)
Total Loss before Income Taxes	$ (2,160,248)	$ 4,173,605	$ (5,905,988)	$ (1,767,394)	$ (3,813,550)	$ (6,177,284)